UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-00576

Northeast Investors Trust
(exact name of registrant as specified in charter)

125 High Street, Room 1802
Boston, MA 02110
(address of principal executive offices)

David Randall
125 High St, Room 1802
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     800-225-6704

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




                           INVESTMENT COMPANY REPORT

CENVEO ENTERPRISES INC
Security       933EKD903       Meeting Type  WRITTEN CONSENT
Ticker Symbol  CVO             Meeting Date  25-SEP-2019
ISIN                           Agenda

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------

1.    DIRECTOR                                                   Management
        1   JAMES C. CONTINENZA                                              For       For
        2   MATTHEW JAMES ESPE                                               For       For
        3   THOMAS W. OLIVA                                                  For       For
        4   FRANK S. SKLARSKY                                                For       For




                           INVESTMENT COMPANY REPORT


PARKER DRILLING COMPANY
Security        701081507          Meeting Type       Special
Ticker Symbol   PKD                Meeting Date       09-JAN-2020
ISIN            US7010815071       Agenda             935110697 - Management


                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------

1.    TO APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED AND       Management  Against   Against
      RESTATED CERTIFICATE OF INCORPORATION (THE "CHARTER"),
      TO EFFECT A REVERSE STOCK SPLIT (THE "REVERSE STOCK
      SPLIT") OF THE COMPANY'S COMMON STOCK, PAR VALUE $0.01
      PER SHARE ("COMMON STOCK"), AT A RATIO NOT LESS THAN
      1-FOR-5 AND NOT GREATER THAN 1-FOR-100.
2.    TO APPROVE AN AMENDMENT TO THE CHARTER TO EFFECT,          Management  Against   Against
      IMMEDIATELY AFTER THE REVERSE STOCK SPLIT, A FORWARD
      STOCK SPLIT OF THE COMPANY'S COMMON STOCK (THE "FORWARD
      STOCK SPLIT," AND TOGETHER WITH THE REVERSE STOCK SPLIT,
      THE "STOCK SPLITS") AT A RATIO NOT LESS THAN 5-FOR-1 AND
      NOT GREATER THAN 100-FOR-1.
3.    TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF      Management  Against   Against
      NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES
      IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL
      MEETING TO APPROVE THE STOCK SPLITS.





                          INVESTMENT COMPANY REPORT

WESTROCK COMPANY
Security       96145D105       Meeting Type  ANNUAL
Ticker Symbol  WRK             Meeting Date  31-JAN-2020
ISIN           US96145D1054    Agenda        935115231 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1A.  ELECTION OF DIRECTOR: COLLEEN F. ARNOLD                      Management For      For
1B.  ELECTION OF DIRECTOR: TIMOTHY J. BERNLOHR                    Management For      For
1C.  ELECTION OF DIRECTOR: J. POWELL BROWN                        Management For      For
1D.  ELECTION OF DIRECTOR: TERRELL K. CREWS                       Management For      For
1E.  ELECTION OF DIRECTOR: RUSSELL M. CURREY                      Management For      For
1F.  ELECTION OF DIRECTOR: SUZAN F. HARRISON                      Management For      For
1G.  ELECTION OF DIRECTOR: JOHN A. LUKE, JR.                      Management For      For
1H.  ELECTION OF DIRECTOR: GRACIA C. MARTORE                      Management For      For
1I.  ELECTION OF DIRECTOR: JAMES E. NEVELS                        Management For      For
1J.  ELECTION OF DIRECTOR: TIMOTHY H. POWERS                      Management For      For
1K.  ELECTION OF DIRECTOR: STEVEN C. VOORHEES                     Management For      For
1L.  ELECTION OF DIRECTOR: BETTINA M. WHYTE                       Management For      For
1M.  ELECTION OF DIRECTOR: ALAN D. WILSON                         Management For      For
2.   ADVISORY VOTE TO APPROVE EXECUTE COMPENSATION.               Management For      For
3.   RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP.            Management For      For





                          INVESTMENT COMPANY REPORT

KEY ENERGY INC.
Security       49309J103       Meeting Type  SPECIAL
Ticker Symbol  KEGX            Meeting Date  18-FEB-2020
ISIN           US49309J1034    Agenda        935129850 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.   TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Management Against  Against
     INCORPORATION TO IMPLEMENT A REVERSE STOCK SPLIT OF THE
     COMPANY'S COMMON STOCK, PAR VALE $0.01, AT A REVERSE SPLIT
     RATIO OF 1-FOR-50.
2.   TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Management Against  Against
     INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES
     OF STOCK, FROM 110 MILLION TO 200 MILLION, OF WHICH 150
     MILLION WILL BE SHARES OF COMMON STOCK AND 50 MILLION WILL
     BE SHARES OF PREFERRED STOCK.
3.   TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Management Against  Against
     INCORPORATION TO PROVIDE THAT THE NUMBER OF DIRECTORS ON
     THE BOARD OF DIRECTORS WILL INITIALLY BE FIXED AT SEVEN
     AND THEREAFTER THE SIZE OF THE BOARD WILL BE FIXED
     EXCLUSIVELY BY RESOLUTION OF THE BOARD, AND ELIMINATE
     PROVISIONS LISTING THE INITIAL DIRECTORS BY NAME.
4.   TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Management Against  Against
     INCORPORATION TO PROVIDE THAT, SUBJECT TO A STOCKHOLDERS
     AGREEMENT BETWEEN THE COMPANY AND CERTAIN LENDERS, DIRECTORS
     WILL BE NOMINATED IN ACCORDANCE WITH THE COMPANY'S BYLAWS
     AND TO ELIMINATE THE PROVISIONS ESTABLISHING THE COMPANY'S
     SERIES A PREFERRED STOCK.
5.   TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Management Against  Against
     INCORPORATION TO PROVIDE THAT, SUBJECT TO THE STOCKHOLDERS
     AGREEMENT, VACANCIES ON THE BOARD RESULTING FROM DEATH,
     RESIGNATION, REMOVAL OR OTHERWISE, AND NEWLY CREATED
     DIRECTORSHIPS RESULTING FROM ANY INCREASE IN THE NUMBER OF
     DIRECTORS, WILL BE FILLED SOLELY BY A MAJORITY OF DIRECTORS
     THEN IN OFFICE (ALTHOUGH LESS THAN A QUORUM) OR BY THE SOLE
     REMAINING DIRECTOR.
6.   TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Management Against  Against
     INCORPORATION TO PERMIT STOCKHOLDERS TO TAKE ACTION BY
     WRITTEN CONSENT ONLY WHEN CERTAIN SPECIFIED STOCKHOLDERS
     COLLECTIVELY HOLD MORE THAN 50% OF THE COMMON STOCK.
7.   TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Management Against  Against
     INCORPORATION TO PERMIT STOCKHOLDERS TO CALL A SPECIAL
     MEETING OF THE STOCKHOLDERS ONLY WHEN CERTAIN SPECIFIED
     STOCKHOLDERS COLLECTIVELY HOLD MORE THAN 50% OF THE
     COMMON STOCK.
8.   TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Managemnet Against  Against
     INCORPORATION TO REMOVE THE REQUIREMENT THAT AN AFFIRMATIVE
     VOTE OF A MAJORITY OF ALL OUTSTANDING SHARES OF COMMON
     STOCK HELD BY STOCKHOLDERS OF THE COMPANY OTHER THAN SOTER
     CAPITAL LLC IS REQUIRED TO APPROVE CERTAIN AMENDMENTS TO
     THE CERTIFICATE OF INCORPORATION OR THE COMPANY'S BYLAWS
     UNLESS SUCH AMENDMENTS ARE APPROVED BY THE BOARD IN
     ACCORDANCE WITH THE COMPANY'S BYLAWS.
9.   TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Management Against  Against
     INCORPORATION TO PROVIDE THAT AN AFFIRMATIVE VOTE OF NOT
     LESS THE 66 2/3% OF THE TOTAL VOTING POWER OF ALL
     OUTSTANDING CLASSES OF SECURITIES OF THE COMPANY GENERALLY
     ENTITLED TO VOTE IN THE ELECTION OF DIRECTORS IS REQUIRED
     TO APPROVE CERTAIN AMENDMENTS TO THE CERTIFICATE OF
     INCORPORATION.
10.  TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Management Against  Against
     INCORPORATION TO PROVIDE THAT STOCKHOLDERS MAY AMEND THE
     COMPANY'S BYLAWS ONLY WITH THE AFFIRMATIVE VOTE OF THE
     HOLDERS OF NOT LESS THAT 50.1% OF THE VOTING POWER OF ALL
     OUTSTANDING SECURITIES OF THE COMPANY GENERALLY ENTITLED TO
     VOTE IN THE ELECTION OF DIRECTORS.
11.  TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Management Against  Against
     INCORPORATION TO INCLUDE AN EXCLUSIVE FORUM SELECTION
     CLAUSE WITH RESPECT TO CERTAIN DERIVATIVE, FIDUCIARY AND
     SIMILAR ACTIONS.
12.  TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF               Management Against  Against
     INCORPORATION TO "OPT OUT" OF SECTION 203 OF THE GENERAL
     CORPORATION LAW OF THE STATE OF DELAWARE, SO LONG AS CERTAIN
     SPECIFIED STOCKHOLDERS COLLECTIVELY HOLD MORE THAN 50% OF
     THE COMMON STOCK.
13.  TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE CERTIFICATE  Management Against  Against
     OF INCORPORATION IMPLEMENTING THE ABOVE CHANGES AND OTHER
     INCIDENTAL CHANGES.




                                INVESTMENT COMPANY REPORT

INGEVITY CORPORATION
Security       45688C107       Meeting Type  ANNUAL
Ticker Symbol  NGVT            Meeting Date  23-APR-2020
ISIN           US45688C1071    Agenda        935138467 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.A  ELECTION OF DIRECTOR: JEAN S. BLACKWELL                      Management For      For
1.B  ELECTION OF DIRECTOR: LUIS FERNANDEZ-MORENO                  Management For      For
1.C  ELECTION OF DIRECTOR: J. MICHAEL FITZPATRICK                 Management For      For
1.D  ELECTION OF DIRECTOR: DIANE H. GULYAS                        Management For      For
1.E  ELECTION OF DIRECTOR: RICHARD B. KELSON                      Management For      For
1.F  ELECTION OF DIRECTOR: FREDERICK J. LYNCH                     Management For      For
1.G  ELECTION OF DIRECTOR: KAREN G. NARWOLD                       Management For      For
1.H  ELECTION OF DIRECTOR: DANIEL F. SANSONE                      Management For      For
2.   RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSE COOPERS   Management For      For
     LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     FOR FISCAL 2020.
3.   APPROVAL, ON AN ADVISORY (NON-BINDING) BASIS, OF THE         Management For      For
     COMPENSATION PAID TO INGEVITY'S NAMED EXECUTIVE OFFICERS
     ("SAY-ON-PAY")




                                INVESTMENT COMPANY REPORT

GETLINK S.E.
Security       F477AL114     Meeting Type  MIX
Ticker Symbol                Meeting Date  30-APR-2020
ISIN           FR0010533075  Agenda        712233573 - Management

                                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                                                TYPE       VOTE MANAGEMENT
----  --------                                                                                ---------- ---- -----------

CMMT  THE FOLLOWING APPLIES TO SHAREHOLDERS THAT DO NOT HOLD                                  Non-Voting
      SHARES DIRECTLY WITH A FRENCH CUSTODIAN: PROXY CARDS: VOTING
      INSTRUCTIONS WILL BE FORWARDED TO THE GLOBAL CUSTODIANS ON
      THE VOTE DEADLINE DATE. IN CAPACITY AS REGISTERED-
      INTERMEDIARY, THE GLOBAL CUSTODIANS WILL SIGN THE PROXY CARDS
      AND FORWARD THEM TO THE LOCAL CUSTODIAN. IF YOU REQUEST MORE
      INFORMATION, PLEASE CONTACT YOUR CLIENT REPRESENTATIVE.
CMMT  IN CASE AMENDMENTS OR NEW RESOLUTIONS ARE PRESENTED DURING THE                          Non-Voting
      MEETING, YOUR VOTE WILL DEFAULT TO 'ABSTAIN'. SHARES CAN
      ALTERNATIVELY BE PASSED TO THE CHAIRMAN OR A NAMED THIRD PARTY
      TO VOTE ON ANY SUCH ITEM RAISED.  SHOULD YOU WISH TO PASS CONTROL
      OF YOUR SHARES IN THIS WAY, PLEASE CONTACT YOUR BROADRIDGE CLIENT
      SERVICE REPRESENTATIVE. THANK YOU.
CMMT  08 APR 2020: PLEASE NOTE THAT THE IMPORTANT ADDITIONAL MEETING INFORMATION IS           Non-Voting
      AVAILABLE BY CLICKING ON THE MATERIAL URL LINK https://www.journal-officiel.gouv.fr/
      balo/document/202003042000399-28 AND https://journal-officiel.gouv.fr/balo/document/
      202004082000822-43; PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION OF URL LINK.
      IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT VOTE AGAIN UNLESS YOU DECIDE
      TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
O.1   REVIEW AND APPROVAL OF THE CORPORATE FINANCIAL STATEMENTS FOR THE FINANCIAL             Management For      For
      YEAR ENDED 31 DECEMBER 2019
O.2   ALLOCATION OF INCOME FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2019 -                    Management For      For
      DISTRIBUTION OF THE DIVIDENDS
O.3   REVIEW AND APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE FINANCIAL          Management For      For
      YEAR ENDED 31 DECEMBER 2019
O.4   AUTHORIZATION GRANTED TO THE BOARD OF DIRECTORS FOR A PERIOD OF 18 MONTHS TO ALLOW      Management For      For
      THE COMPANY TO REPURCHASE AND TRADE IN ITS OWN SHARES
O.5   RATIFICATION OF THE CO-OPTATION OF MR. GIANCARLO GUENZI, DIRECTOR, AS A REPLACEMENT     Management For      For
      FOR MR. GIOVANNI CASTILLUCCI, WHO RESIGNED
O.6   RENEWAL OF THE TERM OF OFFICE OF MR. PETER LEVENE AS DIRECTOR                           Management For      For
O.7   RENEWAL OF THE TERM OF OFFICE OF MRS. COLETTE LEWINER AS DIRECTOR                       Management For      For
O.8   RENEWAL OF THE TERM OF OFFICE OF MRS. PERRETTE RAY AS DIRECTOR                          Management For      For
O.9   RENEWAL OF THE TERM OF OFFICE OF MR. JEAN-PIERRE TROTIGNON AS DIRECTOR                  Management For      For
O.10  APPOINTMENT OF MR. JEAN-MARC JANAILLAC AS A NEW DIRECTOR AS A REPLACEMENT FOR MRS.      Management For      For
      COLETTE NEUVILLE
O.11  APPOINTMENT OF MRS. SHARON FLOOD AS A NEW DIRECTOR AS A REPLACEMENT FOR MR. PHILIPPE    Management For      For
      VASSEUR
O.12  APPROVAL OF THE INFORMATION RELATING TO THE COMPENSATION OF CORPORATE OFFICERS PAID     Management For      For
      DURING THE FINANCIAL YEAR ENDED 31 DECEMBER 2019 OR ALLOCATED IN THE SAME FINANCIAL
      YEAR, REFERRED TO IN ARTICLE L. 225-37-3 SECTION I OF THE FRENCH COMMERCIAL CODE
O.13  APPROVAL OF THE COMPENSATION ELEMENTS PAID DURING OR ALLOCATED FOR THE FINANCIAL        Management For      For
      YEAR ENDED 31 DECEMBER 2019 TO MR. JACQUES GOUNON, CHAIRMAN AND CHIEF EXECUTIVE
      OFFICER
O.14  APPROVAL OF THE COMPENSATION ELEMENTS PAID DURING OR ALLOCATED FOR THE FINANCIAL        Management For      For
      YEAR ENDED 31 DECEMBER 2019 TO MR. FRANCOIS GAUTHEY, DEPUTY CHIEF EXECUTIVE OFFICER
O.15  APPROVAL OF GENERAL INFORMATION RELATING TO THE COMPENSATION POLICY FOR CORPORATE       Management For      For
      OFFICERS PURSUANT TO ARTICLE L. 225-37-2 SECTION II OF THE FRENCH COMMERCIAL CODE
O.16  APPROVAL OF THE ELEMENTS OF THE COMPENSATION POLICY: PRINCIPLES AND CRITERIA FOR        Management For      For
      DETERMINING, DISTRIBUTING AND ALLOCATING THE FIXED, VARIABLE AND EXCEPTIONAL
      COMPONENTS OF THE TOTAL COMPENSATION AND BENEFITS OF ANY KIND ATTRIBUTABLE TO THE
      CHAIRMAN AND CHIEF EXECUTIVE OFFICER
O.17  APPROVAL OF THE ELEMENTS OF THE COMPENSATION POLICY: PRINCIPLES AND CRITERIA FOR        Management For      For
      DETERMINING, DISTRIBUTING AND ALLOCATING THE ELEMENTS MAKING UP THE TOTAL COMPENSATION
      AND BENEFITS OF ANY KIND ATTRIBUTABLE TO THE CHAIRMAN OF THE BOARD OF DIRECTORS
O.18  APPROVAL OF THE ELEMENTS OF THE COMPENSATION POLICY: PRINCIPLES AND CRITERIA FOR        Management For      For
      DETERMINING, DISTRIBUTION AND ALLOCATING THE FIXED, VARIABLE AND EXCEPTIONAL ELEMENTS
      MAKING UP THE TOTAL COMPENSATION AND BENEFITS OF ANY KIND ATTRIBUTABLE TO THE CHIEF
      EXECUTIVE OFFICER
O.19  APPROVAL OF THE COMPENSATION POLICY FOR DIRECTORS FOR THE FINANCIAL YEAR 2020           Management For      For
E.20  DELEGATION OF AUTHORITY GRANTED FOR A PERIOD OF 12 MONTHS TO THE BOARD OF DIRECTORS     Management For      For
      IN ORDER TO PROCEED WITH A COLLECTIVE FREE ALLOCATION OF SHARES TO ALL NON-EXECUTIVE
      EMPLOYEES OF THE COMPANY AND OF THE COMPANIES DIRECTLY OR INDIRECTLY RELATED TO IT
      WITHIN THE MEANING OF ARTICLE L. 225-197-2 OF THE FRENCH COMMERCIAL CODE
E.21  AUTHORISATION GRANTED TO THE BOARD OF DIRECTORS IN ORDER TO PROCEED WITH FREE           Management For      For
      ALLOCATIONS OF COMMON SHARES OF THE COMPANY, EXISTING OR TO BE ISSUED, FOR THE BENEFIT
      OF EMPLOYEES AND/OR CORPORATE OFFICERS OF THE GROUP, WITH WAIVER IPSO JURE BY THE
      SHAREHOLDERS OF THEIR PRE-EMPTIVE SUBSCRIPTION RIGHT
E.22  AUTHORIZATION GRANTED TO THE BOARD OF DIRECTORS FOR A PERIOD OF 18 MONTHS TO REDUCE     Management For      For
      THE CAPITAL BY CANCELLING TREASURY SHARES
E.23  DELEGATION OF AUTHORITY GRANTED TO THE BOARD OF DIRECTORS FOR A PERIOD OF 26 MONTHS IN  Management For      For
      ORDER TO PROCEED WITH CAPITAL INCREASES WITH CANCELLATION OF THE SHAREHOLDERS' PRE-
      EMPTIVE SUBSCRIPTION RIGHT BY ISSUING COMMON SHARES OR TRANSFERABLE SECURITIES
      GRANTING ACCESS TO THE COMPANY'S CAPITAL RESERVED FOR EMPLOYEES WHO ARE MEMBERS OF A
      COMPANY SAVINGS PLAN
E.24  ALIGNMENT OF ARTICLE 24 OF THE BYLAWS WITH THE PROVISIONS OF THE PACTE LAW CONCERNING   Management For      For
      THE COMPENSATION OF DIRECTORS
E.25  ALIGNMENT OF ARTICLE 14 OF THE BYLAWS WITH THE PROVISIONS OF THE PACTE LAW CONCERNING   Management For      For
      THE IDENTIFICATION OF SHAREHOLDERS
E.26  AMENDMENT TO ARTICLE 16 OF THE BYLAWS RELATING TO THE NUMBER OF SHARES HELD BY THE      Management For      For
      DIRECTORS
E.27  ALIGNMENT OF ARTICLE 15 OF THE BYLAWS WITH THE PROVISIONS OF THE PACTE LAW CONCERNING   Management For      For
      THE NUMBER OF DIRETORS REPRESENTING EMPLOYEES AND OPTIONAL APPOINTMENT OF A SALARIED
      DIRECTOR
E.28  AMENDMENT TO ARTICLE 17 OF THE BYLAWS TO ALLOW A STAGGERED RENEWAL OF THE BOARD OF      Management For      For
      DIRECTORS MEMBERS
E.29  AMENDMENT TO ARTICLE 20 OF THE BYLAWS IN ORDER TO ALLOW THE BOARD OF DIRECTORS, IN      Management For      For
      CERTAIN CASES PROVIDED BY THE LAW, TO MAKE DECISIONS BY WRITTEN CONSULTATION UNDER THE
      CONDITIONS SET BY THE NEW LEGISLATIVE AND REGULATORY PROVISIONS
E.30  CANCELLATION OF HISTORICAL REFERENCE OF THE BYLAWS                                      Management For      For
E.31  POWERS TO CARRY OUT FORMALITIES                                                         Management For      For




                                INVESTMENT COMPANY REPORT

TALOS ENERGY INC.
Security       87484T108       Meeting Type  ANNUAL
Ticker Symbol  TALO            Meeting Date  12-MAY-2020
ISIN           US87484T1088    Agenda        935178295 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.1  ELECTION OF CLASS II DIRECTOR: TIMOTHY S. DUNCAN             Management For      For
1.2  ELECTION OF CLASS II DIRECTOR: JOHN "BRAD" JUNEAU            Management For      For
1.3  ELECTION OF CLASS II DIRECTOR: DONALD R. KENDALL, JR.        Management For      For
2.   PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP      Management For      For
     AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
     FISCAL YEAR ENDING DECEMBER 31, 2020.
3.   PROPOSAL TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE    Management For      For
     COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION FOR THE
     FISCAL YEAR ENDED DECEMBER 31, 2019.




                                INVESTMENT COMPANY REPORT

SILVERBOW RESOURCES, INC.
Security       82836G102       Meeting Type  Annual
Ticker Symbol  SBOW            Meeting Date  18-May-2020
ISIN           US82836G1022    Agenda        935170124 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   MICHAEL DUGINSKI                                                 For       For
        2   CHRISTOPH O. MAJESKE                                             For       For
2.    THE APPROVAL OF THE COMPENSATION OF SILVERBOW RESOURCES'    Management For       For
      NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY
      STATEMENT.
3.    THE RATIFICATION OF THE SELECTION OF BDO USA, LLP AS        Management For       For
      SILVERBOW RESOURCES' INDEPENDENT AUDITOR FOR THE FISCAL
      YEAR ENDING DECEMBER 31, 2020.




                           INVESTMENT COMPANY REPORT

NL INDUSTRIES, INC.
Security       629156407       Meeting Type  ANNUAL
Ticker Symbol  NL              Meeting Date  21-MAY-2020
ISIN           US6291564077    Agenda        935174122 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   LORETTA J. FEEHAN                                                For       For
        2   ROBERT D. GRAHAM                                                 For       For
        3   JOHN E. HARPER                                                   For       For
        4   MEREDITH W. MENDES                                               For       For
        5   CECIL H. MOORE, JR.                                              For       For
        6   THOMAS P. STAFFORD                                               For       For
2.    NONBINDING ADVISORY VOTE APPROVING NAMED EXECUTIVE          Management Abstain   Against
      OFFICER COMPENSATION









Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 17, 2020
   * Print the name and title of each signing officer under his or her signature By the Commission